Basis of presentation for the consolidated financial statements (Details 2)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID		Total	Foreign
Description of functional currency			US$
Nitratos Naturais Do Chile Ltda. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID		Foreign
Country of incorporation of subsidiary		Brazil
Description of functional currency		US$
Proportion of ownership interest in subsidiary		100.00%	100.00%
Nitrate Corporation Of Chile Ltd. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID		Foreign
Country of incorporation of subsidiary		United Kingdom
Description of functional currency		US$
Proportion of ownership interest in subsidiary		100.00%	100.00%
SQM North America Corp. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID		Foreign
Country of incorporation of subsidiary		USA
Description of functional currency		US$
Proportion of ownership interest in subsidiary		100.00%	100.00%
SQM Europe N.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID		Foreign
Country of incorporation of subsidiary		Belgium
Description of functional currency		US$
Proportion of ownership interest in subsidiary		100.00%	100.00%
Soquimich S.R.L. Argentina [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID		Foreign
Country of incorporation of subsidiary		Argentina
Description of functional currency		US$
Proportion of ownership interest in subsidiary		100.00%	100.00%
Soquimich European Holding B.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID		Foreign
Country of incorporation of subsidiary		Netherlands
Description of functional currency		US$
Proportion of ownership interest in subsidiary		100.00%	100.00%
SQM Corporation N.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID		Foreign
Country of incorporation of subsidiary		Curacao
Description of functional currency		US$
Proportion of ownership interest in subsidiary		100.00%	100.00%
SQI Corporation N.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID		Foreign
Country of incorporation of subsidiary		Curacao
Description of functional currency		US$
Proportion of ownership interest in subsidiary		100.00%	100.00%
SQM Comercial De Mexico S.A. de C.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID		Foreign
Country of incorporation of subsidiary		Mexico
Description of functional currency		US$
Proportion of ownership interest in subsidiary		100.00%	100.00%
North American Trading Company [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID		Foreign
Country of incorporation of subsidiary		USA
Description of functional currency		US$
Proportion of ownership interest in subsidiary		100.00%	100.00%
Administracion y Servicios Santiago S.A. de C.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID		Foreign
Country of incorporation of subsidiary		Mexico
Description of functional currency		US$
Proportion of ownership interest in subsidiary		100.00%	100.00%
SQM Peru S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID		Foreign
Country of incorporation of subsidiary		Peru
Description of functional currency		US$
Proportion of ownership interest in subsidiary		100.00%	100.00%
SQM Ecuador S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID		Foreign
Country of incorporation of subsidiary		Ecuador
Description of functional currency		US$
Proportion of ownership interest in subsidiary		100.00%	100.00%
SQM Nitratos Mexico S.A. de C.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID		Foreign
Country of incorporation of subsidiary		Mexico
Description of functional currency		US$
Proportion of ownership interest in subsidiary		100.00%	100.00%
SQMC Holding Corporation L.L.P. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID		Foreign
Country of incorporation of subsidiary		USA
Description of functional currency		US$
Proportion of ownership interest in subsidiary		100.00%	100.00%
SQM Investment Corporation N.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID		Foreign
Country of incorporation of subsidiary		Curacao
Description of functional currency		US$
Proportion of ownership interest in subsidiary		100.00%	100.00%
SQM Brasil Limitada [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID		Foreign
Country of incorporation of subsidiary		Brazil
Description of functional currency		US$
Proportion of ownership interest in subsidiary		100.00%	100.00%
SQM France S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID		Foreign
Country of incorporation of subsidiary		France
Description of functional currency		US$
Proportion of ownership interest in subsidiary		100.00%	100.00%
SQM Japan Co. Ltd. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID		Foreign
Country of incorporation of subsidiary		Japan
Description of functional currency		US$
Proportion of ownership interest in subsidiary		100.00%	100.00%
Royal Seed Trading Corporation A.V.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID		Foreign
Country of incorporation of subsidiary		Aruba
Description of functional currency		US$
Proportion of ownership interest in subsidiary		100.00%	100.00%
SQM Oceania Pty Limited [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID		Foreign
Country of incorporation of subsidiary		Australia
Description of functional currency		US$
Proportion of ownership interest in subsidiary		100.00%	100.00%
Rs Agro-Chemical Trading Corporation A.V.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID		Foreign
Country of incorporation of subsidiary		Aruba
Description of functional currency		US$
Proportion of ownership interest in subsidiary		100.00%	100.00%
SQM Colombia SAS [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID		Foreign
Country of incorporation of subsidiary		Colombia
Description of functional currency		US$
Proportion of ownership interest in subsidiary		100.00%	100.00%
SQM Australia Pty [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID		Foreign
Country of incorporation of subsidiary		Australia
Description of functional currency		US$
Proportion of ownership interest in subsidiary		100.00%	100.00%
SACAL S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	[1]	Foreign
Country of incorporation of subsidiary	[1]	Argentina
Description of functional currency	[1]	ARS
Proportion of ownership interest in subsidiary	[1]	0.00%	100.00%
SQM Indonesia S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID		Foreign
Country of incorporation of subsidiary		Indonesia
Description of functional currency		US$
Proportion of ownership interest in subsidiary		80.00%	80.00%
SQM Virginia L.L.C. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID		Foreign
Country of incorporation of subsidiary		USA
Description of functional currency		US$
Proportion of ownership interest in subsidiary		100.00%	100.00%
SQM Italia SRL [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID		Foreign
Country of incorporation of subsidiary		Italy
Description of functional currency		US$
Proportion of ownership interest in subsidiary		100.00%	100.00%
Comercial Caiman Internacional S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID		Foreign
Country of incorporation of subsidiary		Panama
Description of functional currency		US$
Proportion of ownership interest in subsidiary		100.00%	100.00%
SQM Africa Pty. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID		Foreign
Country of incorporation of subsidiary		South Africa
Description of functional currency		US$
Proportion of ownership interest in subsidiary		100.00%	100.00%
SQM Lithium Specialties LLC [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID		Foreign
Country of incorporation of subsidiary		USA
Description of functional currency		US$
Proportion of ownership interest in subsidiary		100.00%	100.00%
SQM Iberian S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID		Foreign
Country of incorporation of subsidiary		Spain
Description of functional currency		US$
Proportion of ownership interest in subsidiary		100.00%	100.00%
SQM Beijing Commercial Co. Ltd. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID		Foreign
Country of incorporation of subsidiary		China
Description of functional currency		US$
Proportion of ownership interest in subsidiary		100.00%	100.00%
SQM Thailand Limited [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID		Foreign
Country of incorporation of subsidiary		Thailand
Description of functional currency		US$
Proportion of ownership interest in subsidiary		99.996%	99.996%
SQM Internacional N.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID		Foreign
Country of incorporation of subsidiary		Belgium
Description of functional currency		US$
Proportion of ownership interest in subsidiary		100.00%	100.00%
SQM (Shanghai) Chemicals Co. Ltd. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID		Foreign
Country of incorporation of subsidiary		China
Description of functional currency		US$
Proportion of ownership interest in subsidiary		100.00%	100.00%
Comercial Hydro S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID		96.801.610-5
Country of incorporation of subsidiary		Chile
Description of functional currency		US$
Proportion of ownership interest in subsidiary		60.6383%	60.6383%
SQM Potasio S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID		96.651.060-9
Country of incorporation of subsidiary		Chile
Description of functional currency		US$
Proportion of ownership interest in subsidiary		99.9999%	99.9999%
SQM Nitratos S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID		96.592.190-7
Country of incorporation of subsidiary		Chile
Description of functional currency		US$
Proportion of ownership interest in subsidiary		100.00%	100.00%
Ajay SQM Chile S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID		96.592.180-K
Country of incorporation of subsidiary		Chile
Description of functional currency		US$
Proportion of ownership interest in subsidiary		51.00%	51.00%
SQMC Internacional Ltda. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	[2]	86.630.200-6
Country of incorporation of subsidiary	[2]	Chile
Description of functional currency	[2]	Ch$
Proportion of ownership interest in subsidiary	[2]	0.00%	60.6381%
SQM Industrial S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID		79.947.100-0
Country of incorporation of subsidiary		Chile
Description of functional currency		US$
Proportion of ownership interest in subsidiary		100.00%	100.00%
Isapre Norte Grande Ltda. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID		79.906.120-1
Country of incorporation of subsidiary		Chile
Description of functional currency		Ch$
Proportion of ownership interest in subsidiary		100.00%	100.00%
Almacenes y Depositos Ltda. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID		79.876.080-7
Country of incorporation of subsidiary		Chile
Description of functional currency		Ch$
Proportion of ownership interest in subsidiary		100.00%	100.00%
Servicios Integrales de Transitos y Transferencias S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID		79.770.780-5
Country of incorporation of subsidiary		Chile
Description of functional currency		US$
Proportion of ownership interest in subsidiary		100.00%	100.00%
Soquimich Comercial S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID		79.768.170-9
Country of incorporation of subsidiary		Chile
Description of functional currency		US$
Proportion of ownership interest in subsidiary		60.6383%	60.6383%
SQM Salar S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID		79.626.800-K
Country of incorporation of subsidiary		Chile
Description of functional currency		US$
Proportion of ownership interest in subsidiary		100.00%	100.00%
Proinsa Ltda. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	[3]	78.053.910-0
Country of incorporation of subsidiary	[3]	Chile
Description of functional currency	[3]	Ch$
Proportion of ownership interest in subsidiary	[3]	0.00%	60.58%
Sociedad Prestadora de Servicios de Salud Cruz del Norte S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID		76.534.490-5
Country of incorporation of subsidiary		Chile
Description of functional currency		Ch$
Proportion of ownership interest in subsidiary		100.00%	100.00%
Exploraciones Mineras S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID		76.425.380-9
Country of incorporation of subsidiary		Chile
Description of functional currency		US$
Proportion of ownership interest in subsidiary		100.00%	100.00%
Comercial Agrorama Ltda. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID	[1]	76.064.419-6
Country of incorporation of subsidiary	[1]	Chile
Description of functional currency	[1]	Ch$
Proportion of ownership interest in subsidiary	[1]	42.4468%	42.4468%
Agrorama S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID		76.145.229-0
Country of incorporation of subsidiary		Chile
Description of functional currency		Ch$
Proportion of ownership interest in subsidiary		60.6387%	60.6387%
Orcoma Estudios SPA [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID		76.359.919-1
Country of incorporation of subsidiary		Chile
Description of functional currency		US$
Proportion of ownership interest in subsidiary		51.00%	51.00%
Orcoma SPA [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID		76.360.575-2
Country of incorporation of subsidiary		Chile
Description of functional currency		US$
Proportion of ownership interest in subsidiary		100.00%	100.00%
SQM MaG SpA. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Description Of Tax ID		76.686.311-9
Country of incorporation of subsidiary		Chile
Description of functional currency		US$
Proportion of ownership interest in subsidiary		100.00%	100.00%
Direct ownership interest [Member] | Nitratos Naturais Do Chile Ltda. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		0.00%
Direct ownership interest [Member] | Nitrate Corporation Of Chile Ltd. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		0.00%
Direct ownership interest [Member] | SQM North America Corp. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		40.00%
Direct ownership interest [Member] | SQM Europe N.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		0.58%
Direct ownership interest [Member] | Soquimich S.R.L. Argentina [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		0.00%
Direct ownership interest [Member] | Soquimich European Holding B.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		0.00%
Direct ownership interest [Member] | SQM Corporation N.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		0.0002%
Direct ownership interest [Member] | SQI Corporation N.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		0.0159%
Direct ownership interest [Member] | SQM Comercial De Mexico S.A. de C.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		0.01%
Direct ownership interest [Member] | North American Trading Company [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		0.00%
Direct ownership interest [Member] | Administracion y Servicios Santiago S.A. de C.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		0.00%
Direct ownership interest [Member] | SQM Peru S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		0.0091%
Direct ownership interest [Member] | SQM Ecuador S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		0.004%
Direct ownership interest [Member] | SQM Nitratos Mexico S.A. de C.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		0.00%
Direct ownership interest [Member] | SQMC Holding Corporation L.L.P. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		0.10%
Direct ownership interest [Member] | SQM Investment Corporation N.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		1.00%
Direct ownership interest [Member] | SQM Brasil Limitada [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		0.84%
Direct ownership interest [Member] | SQM France S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		0.00%
Direct ownership interest [Member] | SQM Japan Co. Ltd. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		0.1597%
Direct ownership interest [Member] | Royal Seed Trading Corporation A.V.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		1.67%
Direct ownership interest [Member] | SQM Oceania Pty Limited [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		0.00%
Direct ownership interest [Member] | Rs Agro-Chemical Trading Corporation A.V.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		98.3333%
Direct ownership interest [Member] | SQM Colombia SAS [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		0.00%
Direct ownership interest [Member] | SQM Australia Pty [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		0.00%
Direct ownership interest [Member] | SACAL S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	[1]	0.00%
Direct ownership interest [Member] | SQM Indonesia S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		0.00%
Direct ownership interest [Member] | SQM Virginia L.L.C. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		0.00%
Direct ownership interest [Member] | SQM Italia SRL [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		0.00%
Direct ownership interest [Member] | Comercial Caiman Internacional S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		0.00%
Direct ownership interest [Member] | SQM Africa Pty. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		0.00%
Direct ownership interest [Member] | SQM Lithium Specialties LLC [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		0.00%
Direct ownership interest [Member] | SQM Iberian S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		0.00%
Direct ownership interest [Member] | SQM Beijing Commercial Co. Ltd. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		0.00%
Direct ownership interest [Member] | SQM Thailand Limited [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		0.00%
Direct ownership interest [Member] | SQM Internacional N.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		0.58%
Direct ownership interest [Member] | SQM (Shanghai) Chemicals Co. Ltd. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		0.00%
Direct ownership interest [Member] | Comercial Hydro S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		0.00%
Direct ownership interest [Member] | SQM Potasio S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		99.9999%
Direct ownership interest [Member] | SQM Nitratos S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		99.9999%
Direct ownership interest [Member] | Ajay SQM Chile S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		51.00%
Direct ownership interest [Member] | SQMC Internacional Ltda. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	[2]	0.00%
Direct ownership interest [Member] | SQM Industrial S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		99.047%
Direct ownership interest [Member] | Isapre Norte Grande Ltda. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		1.00%
Direct ownership interest [Member] | Almacenes y Depositos Ltda. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		1.00%
Direct ownership interest [Member] | Servicios Integrales de Transitos y Transferencias S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		0.0003%
Direct ownership interest [Member] | Soquimich Comercial S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		0.00%
Direct ownership interest [Member] | SQM Salar S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		18.18%
Direct ownership interest [Member] | Proinsa Ltda. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	[3]	0.00%
Direct ownership interest [Member] | Sociedad Prestadora de Servicios de Salud Cruz del Norte S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		0.00%
Direct ownership interest [Member] | Exploraciones Mineras S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		0.2691%
Direct ownership interest [Member] | Comercial Agrorama Ltda. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	[1]	0.00%
Direct ownership interest [Member] | Agrorama S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		0.00%
Direct ownership interest [Member] | Orcoma Estudios SPA [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		51.00%
Direct ownership interest [Member] | Orcoma SPA [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		100.00%
Direct ownership interest [Member] | SQM MaG SpA. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		0.00%
Indirect ownership interest [Member] | Nitratos Naturais Do Chile Ltda. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		100.00%
Indirect ownership interest [Member] | Nitrate Corporation Of Chile Ltd. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		100.00%
Indirect ownership interest [Member] | SQM North America Corp. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		60.00%
Indirect ownership interest [Member] | SQM Europe N.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		99.42%
Indirect ownership interest [Member] | Soquimich S.R.L. Argentina [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		100.00%
Indirect ownership interest [Member] | Soquimich European Holding B.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		1000000.00%
Indirect ownership interest [Member] | SQM Corporation N.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		99.9998%
Indirect ownership interest [Member] | SQI Corporation N.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		99.98413%
Indirect ownership interest [Member] | SQM Comercial De Mexico S.A. de C.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		99.99%
Indirect ownership interest [Member] | North American Trading Company [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		100.00%
Indirect ownership interest [Member] | Administracion y Servicios Santiago S.A. de C.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		100.00%
Indirect ownership interest [Member] | SQM Peru S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		99.99093%
Indirect ownership interest [Member] | SQM Ecuador S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		99.996%
Indirect ownership interest [Member] | SQM Nitratos Mexico S.A. de C.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		100.00%
Indirect ownership interest [Member] | SQMC Holding Corporation L.L.P. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		99.90%
Indirect ownership interest [Member] | SQM Investment Corporation N.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		99.00%
Indirect ownership interest [Member] | SQM Brasil Limitada [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		99.16%
Indirect ownership interest [Member] | SQM France S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		100.00%
Indirect ownership interest [Member] | SQM Japan Co. Ltd. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		99.8403%
Indirect ownership interest [Member] | Royal Seed Trading Corporation A.V.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		98.33%
Indirect ownership interest [Member] | SQM Oceania Pty Limited [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		100.00%
Indirect ownership interest [Member] | Rs Agro-Chemical Trading Corporation A.V.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		1.6667%
Indirect ownership interest [Member] | SQM Colombia SAS [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		100.00%
Indirect ownership interest [Member] | SQM Australia Pty [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		100.00%
Indirect ownership interest [Member] | SACAL S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	[1]	0.00%
Indirect ownership interest [Member] | SQM Indonesia S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		80.00%
Indirect ownership interest [Member] | SQM Virginia L.L.C. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		100.00%
Indirect ownership interest [Member] | SQM Italia SRL [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		100.00%
Indirect ownership interest [Member] | Comercial Caiman Internacional S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		100.00%
Indirect ownership interest [Member] | SQM Africa Pty. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		100.00%
Indirect ownership interest [Member] | SQM Lithium Specialties LLC [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		100.00%
Indirect ownership interest [Member] | SQM Iberian S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		100.00%
Indirect ownership interest [Member] | SQM Beijing Commercial Co. Ltd. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		100.00%
Indirect ownership interest [Member] | SQM Thailand Limited [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		99.996%
Indirect ownership interest [Member] | SQM Internacional N.V. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		99.42%
Indirect ownership interest [Member] | SQM (Shanghai) Chemicals Co. Ltd. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		100.00%
Indirect ownership interest [Member] | Comercial Hydro S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		60.6383%
Indirect ownership interest [Member] | SQM Potasio S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		0.00%
Indirect ownership interest [Member] | SQM Nitratos S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		0.0001%
Indirect ownership interest [Member] | Ajay SQM Chile S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		0.00%
Indirect ownership interest [Member] | SQMC Internacional Ltda. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	[2]	0.00%
Indirect ownership interest [Member] | SQM Industrial S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		0.953%
Indirect ownership interest [Member] | Isapre Norte Grande Ltda. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		99.00%
Indirect ownership interest [Member] | Almacenes y Depositos Ltda. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		99.00%
Indirect ownership interest [Member] | Servicios Integrales de Transitos y Transferencias S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		99.9997%
Indirect ownership interest [Member] | Soquimich Comercial S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		60.6383%
Indirect ownership interest [Member] | SQM Salar S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		81.82%
Indirect ownership interest [Member] | Proinsa Ltda. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	[3]	0.00%
Indirect ownership interest [Member] | Sociedad Prestadora de Servicios de Salud Cruz del Norte S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		100.00%
Indirect ownership interest [Member] | Exploraciones Mineras S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		99.7309%
Indirect ownership interest [Member] | Comercial Agrorama Ltda. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary	[1]	42.4468%
Indirect ownership interest [Member] | Agrorama S.A. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		60.6387%
Indirect ownership interest [Member] | Orcoma Estudios SPA [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		0.00%
Indirect ownership interest [Member] | Orcoma SPA [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		0.00%
Indirect ownership interest [Member] | SQM MaG SpA. [Member]
Disclosure of basis of presentation for the consolidated financial statements [LineItems]
Proportion of ownership interest in subsidiary		100.00%

[1]	On June 26, 2019, SACAL was liquidated.
[2]	On March 01, 2019, SQMC Internacional merged with Soquimich Comercial S.A.
[3]	On April 01, 2019, Proinsa Ltda was liquidated.